4. INVENTORY (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Raw materials	$ 9,254,596	$ 11,209,119
Finished goods	644,510	457,132
Inventory, net	$ 9,899,106	$ 11,666,251	$ 2,473,322